Contracts and Accounts Receivable	3 Months Ended
Mar. 31, 2017
Receivables [Abstract]
Contracts and Accounts Receivable
Contracts and Accounts Receivable
Contracts and accounts receivable consist of the following:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Contracts receivable:
Costs incurred on fee building projects	$53,926	$178,103
Estimated earnings	1,691	8,404
	55,617	186,507
Less: amounts collected during the period	(34,730)	(162,203)
Contracts receivable	$20,887	$24,304

Contracts receivable:
Billed	$—	$—
Unbilled	20,887	24,304
	20,887	24,304
Accounts receivable:
Escrow receivables	4,795	3,385
Other receivables	—	144
Contracts and accounts receivable	$25,682	$27,833

Billed contracts receivable represent amounts billed to customers that have yet to be collected. Unbilled contracts receivable represents the contract revenue recognized but not yet billable pursuant to contract terms or administratively not invoiced. All unbilled receivables as of March 31, 2017 and December 31, 2016 are expected to be billed and collected within 30 days. Accounts payable at March 31, 2017 and December 31, 2016 includes $18.9 million and $22.8 million, respectively, related to costs incurred under the Company’s fee building contracts.
Contracts and Accounts Receivable
Contracts and accounts receivable consist of the following:

	December 31,
	2016	2015
	(Dollars in thousands)
Contracts receivable:
Costs incurred on fee building projects	$178,103	$139,677
Estimated earnings	8,404	10,213
	186,507	149,890
Less: amounts collected during the period	(162,203)	(132,109)
Contracts receivable	$24,304	$17,781

Contracts receivable:
Billed	$—	$—
Unbilled	24,304	17,781
	24,304	17,781
Accounts receivable:
Escrow receivables	3,385	6,179
Other receivables	144	—
Contracts and accounts receivable	$27,833	$23,960

Billed contracts receivable represent amounts billed to customers that have yet to be collected. Unbilled contracts receivable represents the contract revenue recognized but not yet billable pursuant to contract terms or administratively not invoiced. All unbilled receivables as of December 31, 2016 and 2015 are expected to be billed and collected within 90 days. Accounts payable at December 31, 2016 and 2015 includes $22.8 million and $16.7 million, respectively, related to costs incurred under the Company’s fee building contracts.